Loan Receivable - Additional information (Detail) $ in Thousands, ¥ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2018 CNY (¥)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥) Installment	Dec. 31, 2017 USD ($)	Dec. 31, 2017 USD ($) Installment
Loans [Line Items]
Loans receivable, net | $					$ 53,794
EMS Factory
Loans [Line Items]
Loans receivable, net			¥ 350.0		$ 53,794
Loan receivable,interest rate			4.35%	4.35%
Loan receivable installments number | Installment			4		4
Quarterly payment of Loans Receivable			¥ 87.5	$ 13,449
Subsequent Event | EMS Factory
Loans [Line Items]
Proceed from loan receivable	¥ 122.0	$ 18,772